Other Non-Current Assets (Details) - Schedule of other non-current assets ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)
Schedule of Other Non Current Assets [Abstract]
Prepayment for property and equipment, and intangible asset		¥ 541
Total other non-current assets		¥ 541